Subsequent Events	3 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 17 - Subsequent Events

The Company has evaluated subsequent events through the date on which the consolidated financial statements were available to be issued.

On October 3, 2019, the Company issued 100,000 common shares to an investor in satisfaction of $76,000 of principal on a convertible note.

On October 8, 2019, the Company issued 455,000 common shares to a consultant in lieu of monthly compensation of $15,000 under a two year consulting agreement.

On October 10, 2019, a warrant holder exercised warrants and received 46,170 common shares in a cashless transaction.

On October 14, 2019, the Company issued 55,000 common shares to an investor in satisfaction of $15,125 principal and fees on a convertible note.

On October 15, 2019, the Company issued 100,000 common shares to an investor in satisfaction of $80,000 of principal on a convertible note.

On October 17, 2019, the Company issued 50,000 common shares to a consultant in lieu of compensation of $30,000.

On October 17, 2019, a warrant holder exercised warrants and received 500,000 common shares in a cashless transaction. The warrants were issued due to an anti-dilution protections.

On October 21, 2019, the Company issued 200,000 common shares to an investor in satisfaction of $112,000 in principal on a convertible note.

On October 21, 2019, the Company issued 75,000 common shares to an investor in satisfaction of a $83,875 of principal and fees on a convertible note.

On October 22, 2019, the Company issued 16,557 common shares to a consultant in lieu of legal fees of $9,603.

On October 22, 2019, the Company issued 1,350,000 common shares as part of the stock purchase agreement of Concepts and Solutions (Notes 1 and 13).

On October 24, 2019, the Company issued 121,429 common shares to an investor in satisfaction of $57,072 of principal and interest on a convertible note.

On October 28, 2019, a warrant holder exercised warrants and received 37,500 common shares in a cashless transaction. The warrants were issued due to anti-dilution protections.

On October 30, 2019, the Company issued 75,000 common shares to an investor in satisfaction of $33,000 of principal on a convertible note.

On October 31, 2019, the Company issued 107,143 common shares to an investor in satisfaction of $40,714 of principal and interest on a convertible note.

On November 5, 2019, the Company issued 100,000 common shares to an investor in satisfaction of $20,000 of principal on a convertible note.

On November 5, 2019, the Company issued 182,869 common shares to an investor in satisfaction of $36,574 of principal and interest on a convertible note.

On November 13, 2019, the Company extended the maturity date of the note payable from a board member to November 13, 2021 and increased the borrowings under the note from $200,000 to $400,000.

On November 7, 2019, the Company borrowed $1,000,000 from a stockholder under terms of a two year convertible note payable. The note is convertible into preferred stock Series D and Series E at maturity on November 7, 2021.  The note bears interest at 6%. There are no prepayment penalties related to the note and the Company may issue common shares to repay the note. The proceeds of the note were used to pay off convertible notes and warrants.

On November 14, 2019, preferred shares Series D were authorized by management. Management authorized 1,000,000 shares. The shares are non-voting, and convertible into 20% of all outstanding shares of common stock at the time of conversion. Conversion is mandatory after eighteen months from the issue date of the Series D shares.

On November 14, 2019, preferred shares Series E were authorized by management. Management authorized 500,000 shares. The shares are non-voting, and convertible into common stock at a thirty day average price per share to equal an investment value of $500,000.

Three convertible notes with a face value of $782,306 at September 30, 2019 have been fully converted into stock and there are no remaining obligations under these notes as of November 14, 2019.